The Putnam
Fund for
Growth and
Income

ANNUAL REPORT
October 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "[The] Putnam Fund for Growth and Income offers investors a solid foundation on which to build. Those seeking a stable starting point for their investments have probably not been disappointed here."

                          -- Morningstar Mutual Funds, August 29, 1997

* "The fund strives to take less risk than its competitors. Our techniques -- buying out-of-favor stocks, searching for appealing dividend yields, and avoiding high-priced securities -- are intended to keep volatility in check while achieving competitive returns over many years."

                          -- David L. King, co-manager
                             The Putnam Fund for Growth and Income

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

21 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As The Putnam Fund for Growth and Income closed the books on fiscal 1997, it also concluded its 40th year of operation. During those four eventful decades, your fund's managers have compiled an enviable record of outstanding performance by steadfastly maintaining a focus on long-term results.

There are occasions, such as the present market environment, when issuing such a reminder is particularly timely. Some shareholders, in reviewing the fund's fiscal 1997 performance, might note that the results, while commendable in absolute terms, fell somewhat below those of many of its peers. This circumstance did not come as a surprise to the fund's managers. They considered their investment decisions appropriate in positioning the portfolio for the economic and market environment they see emerging in the months ahead.

In the following report, your fund's management team provides an in-depth discussion of their strategy during the fiscal year just ended. Then they take a look at prospects as the fund begins its fifth decade.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 17, 1997



Report from the Fund Managers
David L. King
Anthony I. Kreisel
Hugh H. Mullin
Sheldon N. Simon

Managing a successful growth and income fund is a bit like cultivating a garden: although the fruits of one's labor do not appear immediately, it is essential to maintain discipline and vigilance while focusing on the eventual harvest.

Discipline and vigilance have characterized the management style of The Putnam Fund for Growth and Income since its start, but we relied on them even more than usual during the 12 months ended October 31, 1997. As stock market averages surged to numerous new records, it would have been easy to be distracted by the lure of some of the market leaders: large, growth-oriented companies with significant international exposure. However, we stuck to your fund's core strategy and maintained a low-risk profile, finishing the 1997 fiscal year with a total return of 24.95% for class A shares at net asset value (17.79% at public offering price). While this performance is quite rewarding in absolute terms, it does lag results posted by competing funds with more growth-oriented holdings -- a reflection of our more disciplined, value-oriented approach. For complete performance information, including results for other share classes and comparative indexes, please see the performance summary that begins on page 9.

* FUND RELIES ON ITS DISCIPLINE IN UNEVEN MARKET

In spite of the stock market's numerous new records during the fiscal year, all the news was not positive. On several occasions, stock prices experienced substantial declines. In December 1996, Federal Reserve Board Chairman Alan Greenspan's public comments about the overall market levels caused a temporary setback. Although the market started to rise again in January, investors' concerns about values continued to keep prices vulnerable. In March, an interest-rate increase resulted in a sharp selloff, and difficulties in overseas markets struck domestic stocks in August and again in October.

Amid these ups and downs, we followed your fund's established strategy and practiced disciplines. Our focus on cheaply priced stocks of companies with the potential for positive change is intended to minimize exposure to stock market volatility, since stocks tend to become cheap when investors learn unfavorable news about a company. Because the price of such a stock has already declined, it should be less vulnerable to further volatility than more highly priced stocks. Many of the holdings also have a second source of resilience in a volatile period: dividend yields. When investors worry about the market, they often turn to dividend-paying stocks as a refuge.

The market's dips during the period gave us several opportunities to buy stocks of companies that we liked. Buying on temporary weakness while focusing on a multiyear investment horizon is a normal part of your fund's strategy. While these techniques did little to boost returns during the period, we believe they were valuable in helping to minimize share price fluctuations.

* "CHEAPNESS AND CHANGE" CONCEPT CONTINUES TO DELIVER

Fiscal 1997 included some textbook cases of how our focus on companies characterized by cheapness and change can pay off as these stocks achieve stronger performance. Two of the year's best performers are also among the best-known turnaround stories of the information age: Xerox and IBM. Years ago both of these companies stumbled. The rise of personal computers seemed to overwhelm IBM, while Xerox slumped in competition with foreign manufacturers. A few years ago, beset by financial difficulties and stock price declines, both corporations underwent management changes and internal reorganizations and then introduced new business strategies. Since then, the stocks of both companies have risen steadily, reaching record levels during the past year. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance       18.8%
Oil and gas                  8.9%
Utilities                    8.3%
Pharmaceuticals              7.3%
Food and beverages           5.6%

Footnote reads:
*Based on net assets as of 10/31/97. Holdings will vary over time.

Our quest for companies characterized by cheapness and change can be applied to many different industries, offering the portfolio managers a degree of flexibility despite the fund's rigorous selection criteria. For example, market volatility this year presented us with an unusual opportunity in the software industry. Computer Associates International, a 20-year-old company that specializes in software for mainframe and desktop computers, slumped in the first calendar quarter of 1997 during a time of general weakness in the technology industry. The company remained financially strong, however, and had developed a new software product with huge appeal to business customers: It allows computer network administrators to view the overall network and locate the source of problems in individual computers. We took advantage of the price decline to establish a position in the stock. Since then, the company has made new licensing contracts and has grown through key acquisitions and international partnerships. Its stock price began to recover and our position benefited as a result.

* UNANTICIPATED MERGERS PROVIDE BOOST

Although we do not buy stocks in anticipation of corporate mergers or acquisitions, the fund does sometimes benefit from takeovers because the qualities of cheapness and change that we seek are also qualities that can encourage companies in the same industry to consolidate. This year the fund benefited from three such cases. In one of the numerous mergers in the financial industry, Great Western Financial joined with another West Coast bank, Washington Mutual. Great Western Financial, one of the fund's regional bank holdings, had a combination of an attractive stock price and an improving long-term outlook. As the California economy and real estate sector began to recover, Seattle-based Washington Mutual targeted Great Western as a key to expanding outside the Pacific Northwest. Washington Mutual is, in fact, doing so well with its own agenda of positive change that we have decided to hold part of the Washington Mutual stock the fund received as payment for the Great Western shares.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pharmacia & Upjohn, Inc.
Pharmaceuticals

IBM Corp.
Computer services and software

Exxon Corp.
Oil and gas

Hewlett-Packard Co.
Business equipment and services

Intel Corp.
Electronics and electrical equipment

Bristol-Myers Squibb Co.
Pharmaceuticals

Kimberly-Clark Corp.
Consumer nondurables

General Electric Co.
Conglomerates

Baxter International, Inc.
Medical supplies and devices

Philip Morris Cos., Inc.
Consumer nondurables

Footnote reads:
These holdings represent 18.6% of the fund's assets as of 10/31/97. Portfolio holdings will vary over time.


Meanwhile, the improving health of commercial real estate prices nationwide encouraged Chicago-based Equity Office Properties to make an offer for fund holding Beacon Properties. One of the dominant real estate investment trusts in Boston, Beacon Properties had enjoyed improving stock performance prior to the purchase offer; the stock jumped even further on the news. In the third example of a consolidation that benefited the fund, Lockheed Martin purchased Northrop Grumman during the summer. Your fund owned positions in both companies and both appreciated as the market expressed its approval for this latest move to consolidate the defense industry.

* 40TH ANNIVERSARY WILL NOT CHANGE FUND'S ALL-WEATHER STYLE

We believe our focus on attractively priced companies that are poised for positive change has been a major reason for the fund's strong absolute returns during the past year. We will continue to rely on the techniques that have served the fund so well for the past 40 years. While its current short-term ranking is not as competitive as in previous years, it must be remembered that the stocks that produced superlative returns this year -- companies with high earnings growth rates, high price multiples, and unattractive dividend yields -- would seldom have a place in your fund's portfolio. Such characteristics translate into what we consider an unacceptably high risk of volatility.

The numerous market declines during the period may be signaling a change in market leadership, but it is too early to be certain. Historically a market dominated by certain themes, such as the recent dominance of large, multinational growth-oriented companies, must go through a sustained period of volatility and decline to generate new market leaders and broader gains. Should further volatility ensue, we are confident that your fund will remain a sound refuge during stormy markets and a reliable vehicle for solid, long-term results.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/97, there is no guarantee the fund will continue to hold these securities in the future.




Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. The Putnam Fund for Growth and Income is designed for investors seeking capital growth and current income.

TOTAL RETURN FOR PERIODS ENDED 10/31/97
                              Class A          Class B         Class M
(inception date)             (11/06/57)       (4/27/92)       (5/1/95)
                             NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
1 year                     24.95%   17.79%  24.03%  19.03%  24.29%  19.94%
------------------------------------------------------------------------------
5 years                   132.32   118.93  123.69  121.69  126.52  118.53
Annual average             18.36    16.97   17.47   17.26   17.77   16.92
------------------------------------------------------------------------------
10 years                  342.93   317.59  308.17  308.17  318.29  303.76
Annual average             16.05    15.37   15.10   15.10   15.38   14.98
------------------------------------------------------------------------------
Annual average
(life of fund)             13.82    13.65   12.73   12.73   13.01   12.91
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/97
                                                  S&P 500         Consumer
                                                    Index         Price Index
------------------------------------------------------------------------------
1 year                                              32.10%           2.08%
------------------------------------------------------------------------------
5 years                                            147.06           13.96
Annual average                                      19.83            2.65
------------------------------------------------------------------------------
10 years                                           387.00           40.16
Annual average                                      17.15            3.43
------------------------------------------------------------------------------
Annual average (life of fund)                       12.08            4.45
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since 10/31/87

                                                S&P 500
Date/year    Fund's class A shares at POP        Index          CPI
10/87                    9425                    10000         10000
10/88                   11143                    11491         10425
10/89                   13278                    14510         10893
10/90                   12750                    13428         11578
10/91                   16410                    17921         11916
10/92                   17975                    19703         12298
10/93                   21346                    22640         12636
10/94                   21931                    23512         12966
10/95                   26977                    29715         13330
10/96                   33422                    36864         13729
10/97                   41759                    48700         14016

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $40,817 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $41,829 at net asset value ($40,376 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 10/31/97

                             Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)          4              4                4
------------------------------------------------------------------------------
Income                       $0.448         $0.310           $0.366
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                     0.967          0.967            0.967
------------------------------------------------------------------------------
Short term                    0.281          0.281            0.281
------------------------------------------------------------------------------
  Total                      $1.696         $1.558           $1.614
------------------------------------------------------------------------------
Share value:                    NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
10/31/96                      $18.27  $19.38  $18.10  $18.21  $18.87
------------------------------------------------------------------------------
10/31/97                       20.87   22.14   20.65   20.77   21.52
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1          2.20%   2.08%   1.49%   1.75%   1.69%
------------------------------------------------------------------------------
Current 30-day SEC yield2       1.64    1.54    0.88    1.10    1.07
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.



TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)
                               Class A          Class B         Class M
(inception date)              (11/06/57)       (4/27/92)       (5/1/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                       34.11%  26.40%  33.14%  28.14%  33.37%  28.68%
------------------------------------------------------------------------------
5 years                     140.92  127.03  132.08  130.08  134.81  126.63
Annual average               19.23   17.82   18.34   18.13   18.62   17.78
------------------------------------------------------------------------------
10 years                    274.41  252.86  244.78  244.78  253.54  241.23
Annual average               14.11   13.44   13.18   13.18   13.46   13.06
------------------------------------------------------------------------------
Annual average
(life of fund)               13.99   13.82   12.89   12.89   13.18   13.08
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Report of independent accountants

To the Trustees and Shareholders of
The Putnam Fund for Growth and Income

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Putnam Fund for Growth and Income (the "fund") at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where investments purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
December 11, 1997



Portfolio of investments owned
October 31, 1997


COMMON STOCKS (97.6%) *
NUMBER OF SHARES                                                                                    VALUE

Aerospace and Defense (2.0%)
------------------------------------------------------------------------------------------------------------
      6,563,515  Boeing Co.                                                                  $   314,228,281
      2,464,380  Lockheed Martin Corp.                                                           234,270,124
        600,000  Northrop Grumman Corp.                                                           65,550,000
                                                                                             ----------------
                                                                                                 614,048,405

Automotive (1.6%)
------------------------------------------------------------------------------------------------------------
      3,146,860  Chrysler Corp.                                                                  110,926,815
      1,611,005  Ford Motor Co.                                                                   70,380,781
      1,088,595  General Motors Corp.                                                             69,874,192
      3,687,315  Goodyear Tire & Rubber Co. (The)                                                230,918,102
        417,113  Meritor Automotive, Inc.                                                          9,306,834
                                                                                             ----------------
                                                                                                 491,406,724

Basic Industrial Products (2.8%)
------------------------------------------------------------------------------------------------------------
        782,100  Case Corp.                                                                       46,779,356
      3,956,300  Cooper Industries, Inc.                                                         206,222,138
      5,554,717  Deere (John) & Co.                                                              292,316,982
        662,000  General Signal Corp.                                                             26,562,750
      3,129,515  Minnesota Mining & Manufacturing Co.                                            286,350,623
                                                                                             ----------------
                                                                                                 858,231,849

Broadcasting (0.3%)
------------------------------------------------------------------------------------------------------------
      3,722,200  Comcast Corp. Special Class A                                                   102,360,500

Building and Construction (0.2%)
------------------------------------------------------------------------------------------------------------
      1,422,240  Masco Corp.                                                                      62,400,780

Business Equipment and Services (3.9%)
------------------------------------------------------------------------------------------------------------
      9,702,240  Hewlett-Packard Co.                                                             598,506,930
      4,598,510  NCR Corp. +                                                                     139,392,334
      5,843,210  Xerox Corp.                                                                     463,439,593
                                                                                             ----------------
                                                                                               1,201,338,857

Chemicals (3.2%)
------------------------------------------------------------------------------------------------------------
      2,324,600  Dow Chemical Co.                                                                210,957,450
      6,826,140  du Pont (E.I.) de Nemours & Co., Ltd.                                           388,236,713
      3,117,660  Eastman Chemical Co.                                                            185,890,478
      1,015,200  PPG Industries, Inc.                                                             57,485,700
      3,158,100  Witco Chemical Corp.                                                            137,377,350
                                                                                             ----------------
                                                                                                 979,947,691

Computer Services and Software (3.9%)
------------------------------------------------------------------------------------------------------------
      2,274,100  3Com Corp. +                                                                     94,233,019
      5,300,910  Computer Associates International, Inc.                                         395,249,102
      6,448,835  IBM Corp.                                                                       632,388,882
      3,265,030  Seagate Technology, Inc. +                                                       88,563,939
                                                                                             ----------------
                                                                                               1,210,434,942

Conglomerates (4.1%)
------------------------------------------------------------------------------------------------------------
        359,335  Eaton Corp.                                                                      34,720,744
      8,248,400  General Electric Co.                                                            532,537,325
      1,955,930  General Motors Corp. Class H                                                    123,712,573
      1,300,000  Ogden Corp.                                                                      32,825,000
      3,835,440  Rockwell International Corp.                                                    187,936,560
      2,156,980  Tenneco, Inc.                                                                    96,929,289
      4,548,515  TRW, Inc.                                                                       260,402,484
        184,875  United Technologies Corp.                                                        12,941,250
                                                                                             ----------------
                                                                                               1,282,005,225

Consumer Non Durables (5.5%)
------------------------------------------------------------------------------------------------------------
        937,720  Clorox Co.                                                                       65,640,400
      3,806,890  Colgate-Palmolive Co.                                                           246,496,128
        177,430  Fortune Brands, Inc.                                                              5,866,279
      3,750,000  Gallaher Group PLC ADR (United Kingdom)                                          71,953,125
     10,870,540  Kimberly-Clark Corp.                                                            564,588,671
     11,858,780  Philip Morris Cos., Inc.                                                        469,904,158
      5,545,400  RJR Nabisco Holdings Corp.                                                      175,719,863
      1,090,000  Tupperware Corp.                                                                 27,318,125
      9,219,200  Unilever PLC (United Kingdom)                                                    68,559,097
                                                                                             ----------------
                                                                                               1,696,045,846

Electronics and Electrical Equipment (3.9%)
------------------------------------------------------------------------------------------------------------
      6,098,840  Emerson Electric Co.                                                            319,807,923
      7,664,480  Intel Corp.                                                                     590,164,960
      1,510,000  Micron Technology, Inc. +                                                        40,486,875
      3,670,105  Motorola, Inc.                                                                  226,628,984
      1,215,000  Siebe PLC (United Kingdom)                                                       23,300,790
                                                                                             ----------------
                                                                                               1,200,389,532

Environmental Control (0.3%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Waste Management, Inc.                                                           93,500,000

Food and Beverages (5.6%)
------------------------------------------------------------------------------------------------------------
      6,042,865  Anheuser-Busch Cos., Inc.                                                       241,336,921
      6,586,965  General Mills, Inc.                                                             434,739,690
      3,946,800  Heinz (H.J.) Co.                                                                183,279,525
         66,000  Nestle S.A. (Switzerland)                                                        92,807,356
      9,374,725  PepsiCo, Inc.                                                                   345,107,064
      1,375,000  The Quaker Oats Co.                                                              65,828,125
      6,763,920  Sara Lee Corp.                                                                  345,805,410
        355,000  Whitman Corp.                                                                     9,318,750
                                                                                             ----------------
                                                                                               1,718,222,841

Health Care (1.0%)
------------------------------------------------------------------------------------------------------------
        912,400  Columbia/HCA Healthcare Corp.                                                    25,775,300
      5,485,000  Tenet Healthcare Corp. +                                                        167,635,313
      2,751,600  United Healthcare Corp.                                                         127,433,475
                                                                                             ----------------
                                                                                                 320,844,088

Insurance and Finance (18.8%)
------------------------------------------------------------------------------------------------------------
      2,923,500  Aetna Inc.                                                                      207,751,219
      4,342,630  Ahmanson (H.F.) & Co.                                                           256,215,170
      6,460,900  American General Corp.                                                          329,505,900
      5,611,835  AON Corp.                                                                       302,688,350
      6,172,740  Banc One Corp.                                                                  321,754,073
        607,500  BankAmerica Corp.                                                                43,436,250
      1,920,130  BankBoston Corp.                                                                155,650,538
      2,014,005  Bankers Trust New York Corp. [UPSIDE DOWN DELTA]                                237,652,590
        930,000  Beneficial Corp.                                                                 71,319,375
      1,363,000  Chase Manhattan Corp.                                                           157,256,125
      2,186,635  CIGNA Corp.                                                                     339,475,084
      1,421,720  Comerica, Inc.                                                                  112,404,738
      1,051,775  CoreStates Financial Corp.                                                       76,516,631
        980,000  Crestar Financial Corp.                                                          46,366,250
      5,434,000  Federal National Mortgage Association                                           263,209,375
      3,034,445  First Chicago NBD Corp.                                                         220,755,874
        955,000  First of America Bank Corp.                                                      53,241,250
        825,000  First Tennessee National Corp.                                                   47,540,625
      6,857,245  First Union Corp.                                                               336,433,583
      5,325,770  Fleet Financial Group, Inc.                                                     342,513,583
      1,152,900  Hartford Financial Services Group                                                93,384,900
        107,600  Household International, Inc.                                                    12,185,700
        592,500  Huntington Bancshares, Inc.                                                      19,145,156
      3,267,000  Keycorp                                                                         199,899,563
      1,628,430  Mercantile Bancorpation, Inc.                                                    79,080,632
      2,825,033  Morgan (J.P.) & Co., Inc.                                                       310,047,372
        715,300  National City Corp.                                                              42,739,175
      3,698,220  NationsBank Corp.                                                               221,430,923
      1,600,000  Norwest Corp.                                                                    51,300,000
      8,746,730  PNC Bank Corp.                                                                  415,469,675
      1,994,730  Summit Bancorp                                                                   85,150,037
        275,800  SunTrust Banks, Inc.                                                             17,875,288
        550,000  Union Planters Corp.                                                             32,621,875
      4,300,000  USF&G Corp.                                                                      87,075,000
        341,400  Wachovia Corp.                                                                   25,711,688
      2,563,732  Washington Mutual, Inc.                                                         175,455,409
                                                                                             ----------------
                                                                                               5,790,258,976

Medical Supplies and Devices (1.9%)
------------------------------------------------------------------------------------------------------------
      1,412,800  Abbott Laboratories                                                              86,622,300
     10,861,110  Baxter International, Inc.                                                      502,326,338
                                                                                             ----------------
                                                                                                 588,948,638

Metals and Mining (1.1%)
------------------------------------------------------------------------------------------------------------
      1,626,900  Aluminum Co. of America                                                         118,763,700
      5,830,252  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                134,460,187
      3,551,734  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                 85,019,633
                                                                                             ----------------
                                                                                                 338,243,520

Oil and Gas (8.9%)
------------------------------------------------------------------------------------------------------------
      4,354,460  Amoco Corp.                                                                     399,249,551
      2,930,290  Atlantic Richfield Co.                                                          241,199,496
      2,656,642  British Petroleum PLC ADR (United Kingdom)                                      233,120,336
      6,210,520  Elf Aquitane ADR (France)                                                       383,499,610
      2,157,135  Ente Nazionale Idrocarburi S.P.A. (ENI) ADR (Italy)                             121,608,486
      9,954,586  Exxon Corp.                                                                     611,584,877
      3,519,480  Mobil Corp.                                                                     256,262,138
      4,223,400  Occidental Petroleum Corp.                                                      117,727,275
      1,010,000  Royal Dutch Petroleum (Netherlands)                                              53,151,250
        890,000  Tosco Corp.                                                                      29,370,000
      2,738,500  Total Corp. ADR (France)                                                        151,986,750
      4,557,700  YPF S.A. ADR (Argentina)                                                        145,846,400
                                                                                             ----------------
                                                                                               2,744,606,169

Packaging and Containers (0.1%)
------------------------------------------------------------------------------------------------------------
        800,850  Crown Cork & Seal Co., Inc.                                                      36,088,303

Paper and Forest Products (2.4%)
------------------------------------------------------------------------------------------------------------
        562,500  Champion International Corp.                                                     31,042,969
      4,398,600  International Paper Co.                                                         197,937,000
      2,130,180  Temple Inland, Inc.                                                             122,219,078
      8,194,090  Weyerhaeuser Co.                                                                391,267,798
                                                                                             ----------------
                                                                                                 742,466,845

Pharmaceuticals (7.3%)
------------------------------------------------------------------------------------------------------------
      6,052,080  American Home Products Corp.                                                    448,610,430
      6,517,555  Bristol-Myers Squibb Co.                                                        571,915,451
      5,016,100  Glaxo Wellcome PLC ADR (United Kingdom)                                         214,751,781
      3,741,965  Merck & Co., Inc.                                                               333,970,376
     21,090,988  Pharmacia & Upjohn, Inc.                                                        669,638,869
                                                                                             ----------------
                                                                                               2,238,886,907

Photography (0.9%)
------------------------------------------------------------------------------------------------------------
      4,315,080  Eastman Kodak Co.                                                               258,365,415
        500,000  Polaroid Corp.                                                                   22,468,750
                                                                                             ----------------
                                                                                                 280,834,165

Publishing (0.9%)
------------------------------------------------------------------------------------------------------------
      1,850,000  McGraw-Hill, Inc.                                                               120,943,750
      2,683,450  Times Mirror Co. Class A                                                        145,241,731
                                                                                             ----------------
                                                                                                 266,185,481

REIT's (Real Estate Investment Trust) (0.6%)
------------------------------------------------------------------------------------------------------------
        500,000  Avalon Properties, Inc.                                                          14,687,500
      1,943,500  Beacon Properties Corp.                                                          81,869,938
      1,456,830  Equity Residential Properties Trust                                              73,569,915
        336,000  LTC Properties, Inc.                                                              6,804,000
        375,600  Storage USA, Inc.                                                                14,249,325
                                                                                             ----------------
                                                                                                 191,180,678

Retail (4.0%)
------------------------------------------------------------------------------------------------------------
      2,830,810  Dayton Hudson Corp.                                                             177,810,253
      1,646,000  Federated Department Stores, Inc. +                                              72,424,000
     17,661,080  K mart Corp. +                                                                  232,905,493
      6,159,010  Lowe's Cos., Inc.                                                               256,368,791
      1,756,590  May Department Stores Co.                                                        94,636,286
      3,114,160  Penney (J.C.) Co., Inc.                                                         182,762,265
      6,195,920  Toys "R" Us, Inc. +                                                             211,048,525
                                                                                             ----------------
                                                                                               1,227,955,613

Transportation (4.1%)
------------------------------------------------------------------------------------------------------------
        791,900  AMR Corp. +                                                                      92,206,856
      2,499,970  Burlington Northern Santa Fe Corp.                                              237,497,150
      2,605,600  CSX Corp.                                                                       142,493,750
      1,332,400  Delta Air Lines, Inc.                                                           134,239,300
      8,297,770  Norfolk Southern Corp.                                                          266,565,861
      3,884,400  Ryder System, Inc.                                                              135,954,000
      4,389,260  Union Pacific Corp.                                                             268,842,175
                                                                                             ----------------
                                                                                               1,277,799,092

Utilities (8.3%)
------------------------------------------------------------------------------------------------------------
      8,748,490  American Telephone & Telegraph Co.                                              428,129,229
        406,300  Ameritech Corp.                                                                  26,409,500
      1,325,400  Baltimore Gas & Electric Co.                                                     36,365,663
      2,781,878  Bell Atlantic Corp.                                                             222,202,505
      1,723,995  BellSouth Corp.                                                                  81,566,512
      2,124,200  Carolina Power & Light Co.                                                       75,940,150
        855,000  Dominion Resources, Inc.                                                         31,795,313
      6,443,704  Duke Power Co.                                                                  310,908,718
        572,800  New Century Energies, Inc.                                                       23,914,400
      2,000,000  Pacific Enterprises                                                              65,375,000
      1,500,000  Potomac Electric Power Co.                                                       33,656,250
      7,315,297  SBC Communications, Inc.                                                        465,435,772
      3,027,200  Southern Co.                                                                     69,436,400
      8,562,140  Sprint Corp.                                                                    445,231,280
        768,900  Texas Utilities Co.                                                              27,584,288
        560,000  Union Electric Co.                                                               21,105,000
      5,079,300  US West Communications Group                                                    202,219,630
                                                                                             ----------------
                                                                                               2,567,275,610
                                                                                             ----------------
                 Total Common Stocks (cost $25,530,109,775)                                   30,121,907,277

CONVERTIBLE PREFERRED STOCKS (0.4%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        386,270  Airtouch Communications, Inc. Ser. C, $2.125 cum. cv. pfd.                  $    23,176,200
        450,000  Freeport-McMoRan Copper Co., Inc. $1.75 cum. cv. pfd.                            11,362,500
        933,980  K mart Financing I $3.875 cum. cv. pfd.                                          53,178,486
        200,000  Tosco Financing Trust $2.875 cv. pfd.                                            11,625,000
        300,000  Tosco Financing Trust 144A $2.875 cv. pfd.                                       17,362,500
                                                                                             ----------------
                 Total Convertible Preferred Stocks (cost $112,132,626)                      $   116,704,686

CONVERTIBLE BONDS AND NOTES (0.1%) *(cost $38,160,500)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $38,500,000   Apple Computer, Inc. cv. sub. notes 6s, 2001                                $    34,313,125

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (--%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Pass-Through Certificates (--%)
------------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association
 $        2,135    11 1/2s, with due dates from March 15, 2010 to
                   January 15, 2013                                                          $         2,469
          2,558    11s, January 15, 2010                                                               2,912
        231,322    9s, with due dates from December 15, 2004 to
                   June 15, 2011                                                                     248,958
        117,862    7 1/2s, with due dates from February 15, 2007 to
                   April 15, 2007                                                                    121,691
        374,271    7 1/4s, with due dates from February 15, 2005 to
                   March 15, 2005                                                                    382,389
                                                                                             ----------------
                 Total U.S. Government Agency Mortgage
                   Pass-Through Certificates (cost $701,279)                                 $       758,419

SHORT-TERM INVESTMENTS (1.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $ 30,000,000  Bank One Corp. effective yield of 5.51%, November 25, 1997                  $    29,889,800
     30,000,000  Corporate Receivables Corp. effective yield of 5.52%,
                   November 3, 1997                                                               29,990,800
     25,000,000  Delaware Funding Corp. effective yield of 5.55%,
                   December 31, 1997                                                              24,768,750
     25,000,000  Deutsche Bank Financial Inc. effective yield of 5 1/2%,
                   November 17, 1997                                                              24,938,889
     50,000,000  Federal Home Loan Mortgage Corp. effective yield of 5.4%,
                   December 10, 1997                                                              49,707,500
     50,000,000  Federal National Mortgage Association effective yield of 5.42%,
                   December 5, 1997                                                               49,744,056
     50,000,000  Ford Motor Credit Co. effective yield of 5.49%,
                   December 17,1997                                                               49,649,250
     50,000,000  General Electric Capital Corp. effective yield of 5 1/2%,
                   November 19, 1997                                                              49,862,500
     29,294,000  Metlife Funding Inc. effective yield of 5 1/2%,
                   November 10, 1997                                                              29,253,721
     41,000,000  Morgan (J.P.) & Co., Inc. effective yield of 5 1/2%,
                   December 16, 1997                                                              40,718,125
     25,000,000  Sheffield Receivables Corp. effective yield of 5.54%,
                   November 7, 1997                                                               24,976,917
     25,206,000  Interest in $269,350,000 joint repurchase agreement dated
                   October 31,1997 with SBC Warburg due
                   November 3,1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $25,217,868 for an
                   effective yield of 5.65%                                                       25,209,956
                                                                                             ---------------
                 Total Short-Term Investments (cost $428,710,264)                            $   428,710,264
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $26,109,814,444) ***                                $30,702,393,771
------------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $30,861,264,171.

***  The aggregate identified cost on a tax basis is $26,149,397,559, resulting in gross unrealized appreciation and depreciation of $5,445,608,489 and $892,612,277, respectively, or net unrealized appreciation of $4,552,996,212.

  +  Non-income-producing security.

[UPSIDE DOWN DELTA]  This entity provides subcustodian services to the fund.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.




----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at October 31, 1997
                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Depreciation
----------------------------------------------------------------------------------------
French Franc                     77,584,670     71,658,990      Feb 98       (5,925,680)
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $26,109,814,444) (Note 1)                                          $30,702,393,771
---------------------------------------------------------------------------------------------------
Cash                                                                                     12,144,058
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                58,424,987
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   86,271,115
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          309,975,513
---------------------------------------------------------------------------------------------------
Total assets                                                                         31,169,209,444

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        211,873,515
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               33,974,469
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             32,492,958
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                3,970,358
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               204,870
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  6,409
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   15,740,940
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                               5,925,680
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                    3,756,074
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       307,945,273
---------------------------------------------------------------------------------------------------
Net assets                                                                          $30,861,264,171

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $22,686,409,418
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              5,925,681
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                3,582,275,425
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities
in foreign currencies                                                                 4,586,653,647
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $30,861,264,171

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($16,300,522,915 divided by 781,023,844 shares)                                              $20.87
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $20.87)*                                      $22.14
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($13,511,905,622 divided by 654,479,818 shares)**                                            $20.65
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($348,128,597 divided by 16,761,731 shares)                                                  $20.77
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $20.77)*                                      $21.52
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($700,707,037 divided by 33,530,452 shares)                                                  $20.90
---------------------------------------------------------------------------------------------------
 * On single retail sales of less the $50,000. On sales of more than $50,000 and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended October 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $4,773,477)                                        $  678,775,559
--------------------------------------------------------------------------------------------------
Interest                                                                                67,532,808
--------------------------------------------------------------------------------------------------
Total investment income                                                                746,308,367

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                       112,244,803
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          44,921,539
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                          469,834
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            75,745
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   36,143,450
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                  115,794,542
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    1,828,768
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                  1,087,102
--------------------------------------------------------------------------------------------------
Registration fees                                                                        2,684,474
--------------------------------------------------------------------------------------------------
Auditing                                                                                   225,420
--------------------------------------------------------------------------------------------------
Legal                                                                                      291,193
--------------------------------------------------------------------------------------------------
Postage                                                                                  1,440,968
--------------------------------------------------------------------------------------------------
Other                                                                                    1,454,081
--------------------------------------------------------------------------------------------------
Total expenses                                                                         318,661,919
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (7,978,585)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           310,683,334
--------------------------------------------------------------------------------------------------
Net investment income                                                                  435,625,033
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     3,682,609,741
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                   (408)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the year                                                      (5,925,680)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                           1,294,884,715
--------------------------------------------------------------------------------------------------
Net gain on investments                                                              4,971,568,368
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $5,407,193,401
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                           Year ended October 31
                                                                                      --------------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $   435,625,033    $   387,116,089
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                         3,682,609,333      1,400,606,590
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          1,288,959,035      1,626,421,833
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  5,407,193,401      3,414,144,512
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                            (321,052,336)      (223,915,286)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                            (179,373,282)      (112,039,069)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (4,362,788)        (1,264,823)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (11,027,748)        (6,598,623)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (788,135,634)      (362,744,121)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                            (614,613,992)      (240,133,705)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (9,920,170)        (1,187,122)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (23,776,837)        (8,902,432)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     6,833,969,310      4,951,758,539
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         10,288,899,924      7,409,117,870

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                    20,572,364,247     13,163,246,377
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income of $5,925,681
and $87,270,432, respectively)                                                      $30,861,264,171    $20,572,364,247
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                        Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $18.27           $15.77           $13.65           $14.26           $12.92
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .39 (d)          .43              .46 (d)          .44              .43
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           3.91             3.19             2.50             (.08)            1.88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                4.30             3.62             2.96              .36             2.31
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.45)            (.40)            (.40)            (.43)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.25)            (.72)            (.44)            (.54)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.70)           (1.12)            (.84)            (.97)            (.97)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $20.87           $18.27           $15.77           $13.65           $14.26
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           24.95            23.89            23.00             2.74            18.75
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $16,300,523      $11,403,813      $7,859,496       $6,009,174       $5,214,239
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .86              .92              .89              .95              .93
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.95             2.59             3.20             3.18             3.18
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              63.88            41.26            58.40            48.76            64.02
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0502           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                        Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $18.10           $15.63           $13.56           $14.18           $12.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .24 (d)          .30              .35 (d)          .35              .31 (d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           3.87             3.17             2.46             (.09)            1.89
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                4.11             3.47             2.81              .26             2.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.31)            (.28)            (.30)            (.34)            (.44)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.25)            (.72)            (.44)            (.54)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.56)           (1.00)            (.74)            (.88)            (.90)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $20.65           $18.10           $15.63           $13.56           $14.18
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           24.03            23.04            21.91             2.01            17.86
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $13,511,906       $8,692,163       $5,089,359       $3,318,858       $1,819,793
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.61             1.68             1.64             1.70             1.68
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.19             1.84             2.42             2.42             2.27
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              63.88            41.26            58.40            48.76            64.02
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0502           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                    Year ended           May 1, 1995+
operating performance                                                                        October 31         to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $18.21           $15.74           $14.24
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .28 (d)          .35              .15 (d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             3.89             3.18             1.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  4.17             3.53             1.68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.36)            (.34)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.25)            (.72)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.61)           (1.06)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $20.77           $18.21           $15.74
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             24.29            23.31            11.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $348,129         $132,453          $21,100
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.36             1.44              .66*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              1.39             2.02             1.12*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                63.88            41.26            58.40
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                        $.0502           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       June 15, 1994+
operating performance                                                       Year ended October 31               to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $18.29           $15.78           $13.66           $13.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .44 (d)          .47              .49 (d)          .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            3.92             3.20             2.50              .19
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 4.36             3.67             2.99              .31
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.50)            (.44)            (.43)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.25)            (.72)            (.44)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.75)           (1.16)            (.87)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $20.90           $18.29           $15.78           $13.66
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            25.27            24.24            23.28             2.28*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $700,707         $343,935         $193,292          $27,632
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .61              .68              .64              .26*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.20             2.83             3.14             1.17*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               63.88            41.26            58.40            48.76
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0502           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.






Notes to financial statements
October 31, 1997

Note 1
Significant accounting policies

The Putnam Fund for Growth and Income (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth and current income by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds are accreted according to the yield-to-maturity method.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 1997, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sales transactions, unrealized gains and losses on forward foreign currency contracts, market discount and non-taxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1997, the fund reclassified $1,153,630 to decrease undistributed net investment income and $1,286,516 to increase paid-in-capital, with a decrease to accumulated net realized gain on investments and foreign currency transactions of $132,886. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $5 billion, 0.37% of the next $5 billion, 0.36% of the next $5 billion, 0.35% of the next $5 billion and 0.34% thereafter. Prior to July 1, 1997, any amount over $21.5 billion was based on 0.38%.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1997, fund expenses were reduced by $7,978,585 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the funds receive an annual Trustees fee of which $18,416 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended October 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $11,709,867 and $349,751 from the sale of class A and class M shares, respectively and $13,041,781 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $133,220 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended October 31, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $21,866,284,936 and $15,715,958,934, respectively. Purchases and sales of U.S. government obligations aggregated $ -- and $911,431,455, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At October 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     246,322,319   $4,867,849,703
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    55,800,874    1,027,207,252
------------------------------------------------------------
                                302,123,193    5,895,056,955

Shares
repurchased                    (145,128,774)  (2,890,542,492)
------------------------------------------------------------
Net increase                    156,994,419   $3,004,514,463
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     174,995,766   $2,992,497,428
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    32,806,678      538,127,028
------------------------------------------------------------
                                207,802,444    3,530,624,456

Shares
repurchased                     (82,235,085)  (1,402,222,592)
------------------------------------------------------------
Net increase                    125,567,359   $2,128,401,864
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                     203,539,064   $3,976,856,440
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    40,773,177      739,428,187
------------------------------------------------------------
                                244,312,241    4,716,284,627

Shares
repurchased                     (70,069,670)  (1,380,468,994)
------------------------------------------------------------
Net increase                    174,242,571   $3,335,815,633
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                     180,596,591   $3,061,568,355
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    20,249,530      328,605,353
------------------------------------------------------------
                                200,846,121    3,390,173,708

Shares
repurchased                     (46,154,659)    (781,507,908)
------------------------------------------------------------
Net increase                    154,691,462   $2,608,665,800
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,324,973     $224,938,156
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       735,803       13,555,890
------------------------------------------------------------
                                 12,060,776      238,494,046

Shares
repurchased                      (2,573,873)     (51,900,150)
------------------------------------------------------------
Net increase                      9,486,903     $186,593,896
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,625,588     $113,736,760
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       141,706        2,345,665
------------------------------------------------------------
                                  6,767,294      116,082,425

Shares
repurchased                        (833,232)     (14,291,401)
------------------------------------------------------------
Net increase                      5,934,062     $101,791,024
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      23,896,961     $497,150,115
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,884,261       34,804,585
------------------------------------------------------------
                                 25,781,222      531,954,700

Shares
repurchased                     (11,053,337)    (224,909,382)
------------------------------------------------------------
Net increase                     14,727,885     $307,045,318
------------------------------------------------------------

                                            Year ended
                                         October 31, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,693,165     $167,559,028
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       941,889       15,501,055
------------------------------------------------------------
                                 10,635,054      183,060,083

Shares
repurchased                      (4,080,903)     (70,160,232)
------------------------------------------------------------
Net increase                      6,554,151     $112,899,851
------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $4,080,278,073 as capital gain dividends for its taxable year ended October 31, 1997.

The fund has designated 58.20% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

David L. King
Vice President and Fund Manager

Anthony I. Kreisel
Vice President and Fund Manager

Hugh H. Mullin
Vice President and Fund Manager

Sheldon N. Simon
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of The Putnam Fund for Growth and Income. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

36857-002/881/427/511   12/97



PUTNAM INVESTMENTS                                        [SCALE LOGO OMITTED]
------------------------------------------------------------------------------
The Putnam Fund for Growth and Income
Supplement to Annual Report dated October 31, 1997

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A and B shares, which are discussed more extensively in the annual report.

FISCAL 1997 ANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------------
10/31/96 to 10/31/97
Annual fiscal period                    25.27%
Five years                             134.40
Annual average                          18.57
Ten years                              346.91
Annual average                          16.15
Life of class (since 11/6/57)
Annual average                          13.85
------------------------------------------------------------------------------
Share value                              NAV

10/31/96                               $18.29
10/31/97                               $20.90
------------------------------------------------------------------------------
Distributions           No.         Income          Capital gains        Total
                                 Short    Long
10/31/96 to 10/31/97     4      $0.507   $0.269        $0.967           $1.743
------------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Annual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.